Exceptional items	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Exceptional items
7.	Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company´s financial information.
The exceptional items included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2022	2021
COVID-19 costs	(13)	(54)
Restructuring	(51)	(97)
Business and asset disposal (including impairment losses)	6	14
Acquisition costs business combinations	—	(6)
Zenzele Kabili costs	—	(73)
AB InBev Efes related costs	(47)	—

Impact on profit from operations	(105)	(217)

Exceptional net finance income/(cost)	14	(299)
Exceptional share of results of associates	(1 143)	—
Exceptional taxes	69	42
Exceptional non-controlling interest	(3)	7

Net impact on profit	(1 168)	(466)

COVID-19
costs amount to (13)m US dollar for the
six-month
period end
e
d 30 June 2022 (30 June 2021: (54)m US dollar). These expenses mainly comprise costs related to personal protection equipment for the company’s employees and other costs incurred as a direct consequence of the
COVID-19
pandemic.
The exceptional restructuring charges for the
six-month
period ended 30 June 2022 total (51)m US dollar (30 June 2021: (97)m US dollar). These charges primarily relate to organizational alignments. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a lower cost base and bring a stronger focus to AB InBev’s core activities, quicker decision-making and improvements to efficiency, service and quality.
AB InBev Efes related costs of

(47)m US dollar for the
six-month
period ended 30 June 2022 relate to the discontinuation of exports to the region and the forfeiting of company benefits from the operations of the associate.
In May 2021, the company set up a new broad-based black economic empowerment
(“B-BBEE”)
scheme (the “Zenzele Kabili scheme”) and reported (73)m US dollar in exceptional items mainly representing the IFRS 2 cost related to the grant of shares to qualifying SAB retailers and employees participating to the Zenzele Kabili scheme. For more details, refer to Note 16
Changes in equity and earnings per share
.
The company incurred an exceptional net finance income of 14m US dollar for the six-month
period ended 30 June 2022 (30 June 2021: net finance cost of (299)m US dollar) – see Note 8
Finance cost and income
.
During the
six-month
period ended 30 June 2022, the company recorded an impairment of
 (
1 143
)
m US dollar on its investment in AB InBev Efes – see Note 4
Use of estimates and judgments
and Note 13
Investments in associates
.
All the amounts referenced above are before income taxes. The exceptional income taxes amounted to 69m US dollar (decrease of income taxes) for the six-month
period ended 30 June 2022 (30 June 2021: decrease of income taxes by 42m US dollar).
Non-controlling
interest on the exceptional items amounts to (3)m US dollar for the six-month
period ended 30 June 2022 (30 June 2021: 7m US dollar).